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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  03/31/2001
                                               --------------
 Check here if Amendment [ ]; Amendment Number:
                                               --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:        City Capital, Inc.
          ---------------------------------------------
 Address:     1100 Peachtree Street
          ---------------------------------------------
              Suite 1500
          ---------------------------------------------
              Atlanta, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                       -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:        Willis P. Dobbs
          ---------------------------------------------
 Title:       President
          ---------------------------------------------
 Phone:       404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Willis P. Dobbs           Atlanta, GA USA            5/10/02
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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City Capital, Inc.
FORM 13F
31-Mar-02

                                                                                                           Voting Authority
                                   Title                                                                  ------------------
                                    of                     Value      Shares/   Sh/  Put/    Invstmt      Other
Name of Issuer                     class   CUSIP         (x$1000)     Prn Amt   Prn  Call    Dscretn      Managers     Sole   Shared
------------------------------     -----------------     --------     --------  ---  ----    -------      ------------------  ------
ALLEGIANCE TELECOM, INC.           COM     01747T102           46        15320   SH           Sole                     15320
AUTOMATIC DATA PROCESSING          COM     053015103         5255        90183   SH           Sole                     90183
BANK ONE CORP COM                  COM     06423a103          409         9787   SH           Sole                      9787
BB&T CORP                          COM     054937107           76         2000   SH           Sole                      2000
BELLSOUTH CORP                     COM     079860102          162         4396   SH           Sole                      4396
BERKSHIRE HATHAWAY CL B            COM     846702074         4503         1901   SH           Sole                      1901
CAPITAL ONE FINANCIAL CORP         COM     14040h105         5704        89327   SH           Sole                     89327
CHARLES SCHWAB CORP NEW            COM     808513105          297        22685   SH           Sole                     22685
CHOICEPOINT INC                    COM     170388102          346         6000   SH           Sole                      6000
CINTAS                             COM     172908105         3794        76087   SH           Sole                     76087
CITIGROUP INC.                     COM     172967101         4966       100280   SH           Sole                    100280
COCA COLA CO                       COM     191216100         6518       124719   SH           Sole                    124719
COLONIAL BANCGROUP INC             COM     195493309          239        16000   SH           Sole                     16000
EXXON MOBIL CORP                   COM     30231G102          299         6815   SH           Sole                      6815
FIDELITY NATIONAL CORP             COM     316320100          287        31000   SH           Sole                     31000
FOREST LABS CL A                   COM     345838106         5623        68825   SH           Sole                     68825
GENERAL ELECTRIC CO                COM     369604103          521        13900   SH           Sole                     13900
HOME DEPOT                         COM     437076102         3409        70136   SH           Sole                     70136
INTEL CORP                         COM     458140100         1592        52339   SH           Sole                     52339
JEFFERSON PILOT CORP               COM     475070108         2400        47930   SH           Sole                     47930
JOHNSON & JOHNSON                  COM     478160104         7151       110104   SH           Sole                    110104
KING PHARMACEUTICALS INC           COM     495582108         2672        76317   SH           Sole                     76317
LILLY ELI & CO                     COM     532457108         2247        29492   SH           Sole                     29492
M&T BANK CORPORATION               COM     55261f104         4653        57890   SH           Sole                     57890
MBNA CORP COM                      COM     55262l100          245         6340   SH           Sole                      6340
MEDTRONIC INC.                     COM     585055106         5329       117866   SH           Sole                    117866
MERCK & CO INC                     COM     589331107         5142        89309   SH           Sole                     89309


                                                                                                           Voting Authority
                                   Title                                                                  ------------------
                                    of                     Value      Shares/   Sh/  Put/    Invstmt      Other
Name of Issuer                     class   CUSIP         (x$1000)     Prn Amt   Prn  Call    Dscretn      Managers     Sole   Shared
------------------------------     -----------------     --------     --------  ---  ----    -------      ------------------  ------
MICROSOFT                          COM     594918104         4710        78097   SH           Sole                     78097
NORTHERN TRUST CORP                COM     665859104         4361        72555   SH           Sole                     72555
PAYCHEX INC                        COM     704326107         4850       122156   SH           Sole                    122156
PEPSICO INC.                       COM     713448108         4333        84133   SH           Sole                     84133
PFIZER INC                         COM     717081103          542        13629   SH           Sole                     13629
PHARMACIA CORP COM                 COM     71713u102         2063        45760   SH           Sole                     45760
SCIENTIFIC ATLANTA INC COM         COM     808655104         1922        83190   SH           Sole                     83190
STRYKER CORP                       COM     863667101         3880        64320   SH           Sole                     64320
SUNTRUST BANKS INC                 COM     867914103         5049        75657   SH           Sole                     75657
SYNOVUS FINANCIAL CORP             COM     87161C105         4368       143308   SH           Sole                    143308
TOTAL SYSTEMS SERVICES, INC        COM     891906109         4368       173660   SH           Sole                    173660
WACHOVIA CORPORATION               COM     929903102           46         1242   SH           Sole                      1242
WAL MART STORES INC                COM     931142103         5377        87720   SH           Sole                     87720
AMER WASH MUTUAL INVESTORS FUN             939330106         1743     59823.76   SH           Sole                     59824
AMERICAN AMCAP FUND - CLASS A              023375108          311     19345.25   SH           Sole                     19345
FEDERATED MAX-CAP INDEX - IS               31420E403          680     29304.73   SH           Sole                     29305
NATIONS INTERNATIONAL VALUE FU             638581447          377     22972.64   SH           Sole                     22973
NATIONS LARGECAP INDEX FUND -              638914747          769     34985.67   SH           Sole                     34986
NATIONS MARSICO FOCUSED EQ FUN             638914523          302      19671.4   SH           Sole                     19671
SCUDDER GROWTH AND INCOME FUND             460965882          588     28020.44   SH           Sole                     28020
SCUDDER INTERNATIONAL FUND #68             811165109          449     12188.06   SH           Sole                     12188
SSGA S&P 500 INDEX FUND #338               784924888         1997     105415.1   SH           Sole                    105415
BRISTOL-MYERS SQUIBB CO                    110122108          211         5200   SH           Sole                      5200
CITIGROUP INC                              172967101          594        12000   SH           Sole                     12000
EXXON MOBIL CORP                           302290101          522        11920   SH           Sole                     11920
GLAXOSMITHKLINE PLC-ADR                    377733W10          237         5032   SH           Sole                      5032
PARKER HANNIFIN CORP                       701094104          506        10148   SH           Sole                     10148
STATE STREET CORP                          857477103          354         6400   SH           Sole                      6400
REPORT SUMMARY                          55 DATA RECORDS    129391                0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED